Touchstone Sands Capital US Select Growth ETF Investment Objectives and Goals - Touchstone Sands Capital US Select Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Touchstone Sands Capital US Select Growth ETF Summary
Objective [Heading]	The Fund’s Investment Goal
Objective, Primary [Text Block]	The Touchstone Sands Capital US Select Growth ETF (the “Fund”) seeks long-term capital appreciation.